Property, Plant and Equipment - Summary of Property, Plant And Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 7,762	$ 9,829
Investment tax credits, property plant and equipment	174	226
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	60	64
Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,731	3,430
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,738	4,791
Computers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	31	39
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	202	1,505
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions	252	789
Transfers from construction in progress	0	0
Disposals	(411)	(331)
Effects of exchange rate changes	(25)	13
Property, plant and equipment	33,780	33,964	$ 33,493
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0	14
Transfers from construction in progress	0	0
Disposals	0	0
Effects of exchange rate changes	(1)	0
Property, plant and equipment	91	92	78
Cost | Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Additions	11	7
Transfers from construction in progress	127	616
Disposals	0	(16)
Effects of exchange rate changes	(4)	2
Property, plant and equipment	7,769	7,635	7,026
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	36	19
Transfers from construction in progress	1,361	1,979
Disposals	(406)	(298)
Effects of exchange rate changes	(20)	11
Property, plant and equipment	25,248	24,277	22,566
Cost | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Additions	3	4
Transfers from construction in progress	8	7
Disposals	(1)	(2)
Effects of exchange rate changes	0	0
Property, plant and equipment	458	448	439
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Additions	202	745
Transfers from construction in progress	(1,496)	(2,602)
Disposals	(4)	(15)
Effects of exchange rate changes	0	0
Property, plant and equipment	214	1,512	3,384
Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Additions	(1,370)	(1,265)
Impairments	935
Disposals	405	317
Effects of exchange rate changes	17	(8)
Property, plant and equipment	(26,018)	(24,135)	(23,179)
Accumulated Amortization | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Additions	(2)	(2)
Impairments	1
Disposals	0	0
Effects of exchange rate changes	0	0
Property, plant and equipment	(31)	(28)	(26)
Accumulated Amortization | Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Additions	(269)	(267)
Impairments	566
Disposals	0	17
Effects of exchange rate changes	2	(1)
Property, plant and equipment	(5,038)	(4,205)	(3,954)
Accumulated Amortization | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	(1,081)	(976)
Impairments	362
Disposals	404	298
Effects of exchange rate changes	15	(7)
Property, plant and equipment	(20,510)	(19,486)	(18,801)
Accumulated Amortization | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Additions	(18)	(20)
Impairments	1
Disposals	1	2
Effects of exchange rate changes	0	0
Property, plant and equipment	(427)	(409)	(391)
Accumulated Amortization | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0	0
Impairments	5
Disposals	0	0
Effects of exchange rate changes	0	0
Property, plant and equipment	$ (12)	$ (7)	$ (7)